Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings (loss) per share

Note 21 - Earnings (loss) per share:

For the year ended December 31, 2023, the Company did not present diluted earnings per share as it generated a net loss for such periods, which would result in an anti-dilutive effect. For the year ended December 31, 2024, the Company analyzed whether there were dilutive effects from potential ordinary shares arising from share-based payments, as the Company recognized profit in such period. The Company determined that all the 42,436,224 options (considering the 3-for-1 share split effected in connection with the IPO) granted to eligible employees, as noted in Note 22, had a dilutive effect. Additionally, in the estimation of the diluted earnings per share, the potential dilution of the Convertible Note was estimated until February 14, 2024, date on which it was settled.

For the year ended December 31, 2025, the Company analyzed whether there were dilutive effects from potential ordinary shares arising from share-based payments (See Note 22) and determined that 29,191,816 out of 41,835,312 share options, along with 6,657,667 Restricted Stock Units (RSUs), have a potential dilutive effect. However, since the Company recognized a loss during this period, it was determined that the 35,849,483 potential dilutive shares arising from share-based payments are antidilutive and therefore not considered in the diluted loss per share.

The information on earnings (losses) per share is shown below:

	December 31, 2025		December 31, 2024		December 31, 2023
Net (loss) income available to common stockholders (basic)	Ps.	(2,839,571)	Ps.	334,422
Weighted average common shares (2)		115,022,874		109,203,573
Basic (losses) earnings per common share	Ps.	(24.69)	Ps.	3.06
Net (loss) income available to common stockholders (diluted)		(2,839,571)		334,830
Diluted weighted average common shares (2)		115,022,874		139,606,695
Diluted earnings per common share	Ps.	(24.69)	Ps.	2.40

	December 31, 2025		December 31, 2024		December 31, 2023
Net loss available to Class A shares	Ps.	—	Ps.	—	Ps.	(306,153)
Weighted average Class A shares (1)		—		—		12,000,000
Basic and diluted loss per Class A share	Ps.	—	Ps.	—	Ps.	(25.51)

(1) For the year ended on December 31, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.

(2) For the years ended December 31, 2025 and 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.